Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Changes in Shareholders' Equity
Cumulative translation adjustment, tax	$ 0	$ 0